UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868


Signature, Place and Date of Signing:


/s/ Peter Hofbauer          New York, New York             May 13, 2005
-----------------------   --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $1,158,489
                                         (thousands)

List of Other Included Managers:

No.      Form 13F File Number      Name

1.       28-10575                  Delta Offshore, Ltd.
2.       28-10576                  Delta Institutional, LP
3.       28-10829                  Trafelet & Company Advisors, LLC

                                                    FORM 13F INFORMATION TABLE

                                                      Trafelet & Company, LLC
                                                          March 31, 2005
                                                             Value      Shares/ SH/  Put/   Investmt   Other   Voting Authority
    Issuer                       Type         Cusip          x 1000     Prn Amt PRN  Call   Discretn   Mngrs   Sole  Shared    None
99 CENTS ONLY STORES              COM         65440K106       3,951     300,000 SH          SHARED     1,2,3   0      300,000    0
AETHER SYS INC                    COM         00808V105       6,764   2,025,000 SH          SHARED     1,2,3   0    2,025,000    0
ALLEGHENY TECHNOLOGIES INC        COM         01741R102      14,890     617,600 SH          SHARED     1,2,3   0      617,600    0
AMERICREDIT CORP                  COM         03060R101      32,230   1,375,000 SH          SHARED     1,2,3   0    1,375,000    0
ANTEON INTL CORP                  COM         03674E108      17,343     445,500 SH          SHARED     1,2,3   0      445,500    0
ARMOR HLDGS INC                   COM         42260109       16,691     450,000 SH          SHARED     1,2,3   0      450,000    0
BANKRATE INC                      COM         06646V108       9,909     740,000 SH          SHARED     1,2,3   0      740,000    0
BE AEROSPACE INC                  COM         73302101        5,742     478,500 SH          SHARED     1,2,3   0      478,500    0
CANADIAN NAT RES LTD              COM         136385101      14,415     253,700 SH          SHARED     1,2,3   0      253,700    0
CANDIES INC                       COM         137409108      12,644   2,748,800 SH          SHARED     1,2,3   0    2,748,800    0
CHINA FIN ONLINE CO LTD       SPONSORED ADR   169379104       8,839   1,235,400 SH          SHARED     1,2,3   0    1,235,400    0
CHRISTOPHER & BANKS CORP          COM         171046105      17,366     986,700 SH          SHARED     1,2,3   0      986,700    0
COLLEGIATE PACIFIC INC          COM NEW       194589206       7,072     640,000 SH          SHARED     1,2,3   0      640,000    0
CONSOL ENERGY INC                 COM         20854P109      61,714   1,312,500 SH          SHARED     1,2,3   0    1,312,500    0
DANIELSON HLDG CORP               COM         236274106      24,581   1,425,000 SH          SHARED     1,2,3   0    1,425,000    0
GILDAN ACTIVEWEAR INC             COM         375916103      52,275   1,230,000 SH          SHARED     1,2,3   0    1,230,000    0
HARRAHS ENTMT INC                 COM         413619107      12,916     200,000 SH          SHARED     1,2,3   0      200,000    0
INTERMIX MEDIA INC                COM         45881X106      13,762   1,872,400 SH          SHARED     1,2,3   0    1,872,400    0
INTERNET CAP GROUP INC           COM NEW      46059C205      14,756   2,102,000 SH          SHARED     1,2,3   0    2,102,000    0
INTERPOOL INC                     COM         46062R108       7,167     324,300 SH          SHARED     1,2,3   0      324,300    0
JARDEN CORP                       COM         471109108      19,985     435,600 SH          SHARED     1,2,3   0      435,600    0
LONGS DRUG STORES CORP            COM         543162101      22,589     660,100 SH          SHARED     1,2,3   0      660,100    0
MASCO CORP                        COM         574599106      11,684     337,000 SH          SHARED     1,2,3   0      337,000    0
MAXCOR FINL GROUP INC             COM         57772G100       3,012     256,600 SH          SHARED     1,2,3   0      256,600    0
NATCO GROUP INC                   CL A        63227W203      12,207   1,123,000 SH          SHARED     1,2,3   0    1,123,000    0
NRG ENERGY INC                   COM NEW      629377508     124,354   3,641,400 SH          SHARED     1,2,3   0    3,641,400    0
NRG ENERGY INC                    CALL        629377508     102,450   3,000,000 SH   CALL   SHARED     1,2,3   0    3,000,000    0
OWENS ILL INC                    COM NEW      690768403      24,386     970,000 SH          SHARED     1,2,3   0      970,000    0
PACIFIC SUNWEAR CALIF INC         COM         694873100      26,581     950,000 SH          SHARED     1,2,3   0      950,000    0
PLAINS EXPL & PRODTN CO           COM         726505100      24,430     700,000 SH          SHARED     1,2,3   0      700,000    0
POLYONE CORP                      COM         73179P106       3,133     352,800 SH          SHARED     1,2,3   0      352,800    0
PRECISION CASTPARTS CORP          COM         740189105      30,804     400,000 SH          SHARED     1,2,3   0      400,000    0
PRECISION CASTPARTS CORP          CALL        740189105      11,552     150,000 SH   CALL   SHARED     1,2,3   0      150,000    0
PRIVATE MEDIA GROUP INC           COM         74266R104       7,772   1,855,000 SH          SHARED     1,2,3   0    1,855,000    0
SCIENTIFIC GAMES CORP             CL A        80874P109      54,337   2,378,000 SH          SHARED     1,2,3   0    2,378,000    0
TRM CORP                          COM         872636105      23,195   1,147,700 SH          SHARED     1,2,3   0    1,147,700    0
TXU CORP                          COM         873168108      70,871     890,000 SH          SHARED     1,2,3   0      890,000    0
ULTRA PETROLEUM CORP              COM         903914109      80,960   1,593,700 SH          SHARED     1,2,3   0    1,593,700    0
ULTRA PETROLEUM CORP              CALL        903914109      66,040   1,300,000 SH   CALL   SHARED     1,2,3   0    1,300,000    0
VALUEVISION MEDIA INC             CL A        92047K107       8,231     665,400 SH          SHARED     1,2,3   0      665,400    0
VERITAS DGC INC                   COM         92343P107       7,490     250,000 SH          SHARED     1,2,3   0      250,000    0
VINTAGE PETE INC                  COM         927460105      34,741   1,104,300 SH          SHARED     1,2,3   0    1,104,300    0
VITRAN INC                        COM         92850E107       3,958     266,500 SH          SHARED     1,2,3   0      266,500    0
WET SEAL INC                      CL A        961840105      11,333   3,256,500 SH          SHARED     1,2,3   0    3,256,500    0
WILSONS THE LEATHER EXPERTS       COM         972463103      11,757   2,464,800 SH          SHARED     1,2,3   0    2,464,800    0
WPT ENTERPRISES INC               COM         98211W108       5,610     300,000 SH          SHARED     1,2,3   0      300,000    0
           Records                 46         Total Mkt
                                                Value     1,158,489

03388.0003 #569645